Taxation - Narrative (Details) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
	Apr. 01, 2023	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
UK corporation tax rate		19.00%		19.00%	19.00%
Increase in deferred tax asset		£ 786
Remeasurement of deferred tax due to rate changes		970	£ (4)	£ 354
Current and deferred tax relating to items charged directly to equity		£ 184
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
UK corporation tax rate	25.00%